Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable – gross	$ 99,040	$ 63,770
Allowance for doubtful accounts	(1,006)	(635)
Accounts receivables, net	$ 98,034	$ 63,135